Right-of-use assets and lease liabilities (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
RightofuseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Total lease liabilities	$ 432,170	$ 559,272	$ 687,749
Remaining lease term	2 years 29 days	2 years 29 days
Operating lease, discount rate	7.50%	7.50%
Corporate Office Premises [Member]
RightofuseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Total lease liabilities		$ 553,876
Motor Vehicles [Member]
RightofuseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Total lease liabilities		$ 5,396
Remaining lease term	3 months 29 days	3 months 29 days